Marketable debt securities - Breakdown (Details) $ in Millions, $ in Millions	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)
Marketable debt securities
Financial liabilities at amortized cost	$ 1,165,889		$ 1,118,145
Total financial liabilities	1,604,462		1,477,724
Marketable debt securities
Marketable debt securities
Financial liabilities at fair value through profit or loss	520		259
Financial liabilities at amortized cost	134,393		101,423
Total financial liabilities	134,913		101,682
Marketable debt securities | Mexican peso
Marketable debt securities
Total financial liabilities	99,189		44,687
Marketable debt securities | US dollar
Marketable debt securities
Total financial liabilities	35,724		56,995
Certificates of deposit (unsecured)
Marketable debt securities
Total financial liabilities	36,426		2,628
Senior Unsecured Notes
Marketable debt securities
Total financial liabilities	34,469		56,801
Structured bank bonds
Marketable debt securities
Total financial liabilities	2,851	$ 2,851	981
Promissory notes
Marketable debt securities
Total financial liabilities	25,988	25,988	13,543
Unsecured bonds
Marketable debt securities
Total financial liabilities	$ 35,179	$ 35,179	$ 27,729